NOTE 16 - Financial instruments and risk management: Schedule of Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Denomination USD
Foreign Currency Denominated Assets - Cash and cash equivalents	$ 2,279	$ 4,961
Foreign Currency Denominated Assets - Trade accounts receivable	506	334
Foreign Currency Denominated Assets - Other accounts receivable	0	0
Foreign Currency Denominated Assets - Restricted cash	11	59
Foreign Currency Denominated Assets	2,796	5,354
Foreign Currency Denominated Liabilities - Trade accounts payable and Accrued liabilities	1,496	1,107
Foreign Currency Denominated Liabilities - Other accounts payable	1,049	1,339
Foreign Currency Denominated Liabilities - Loans	3,373	0
Foreign Currency Denominated Liabilities - Liability and Provision for Agricultural Research Organization	0	0
Foreign Currency Denominated Liabilities - Lease liabilities	0	0
Foreign Currency Denominated Liabilities	5,918	23,505
Foreign Currency Denominated Liabilities - Derivative liability - Warrants		526
Foreign Currency Denominated Liabilities - Convertible loans		20,533
Denomination Euro
Foreign Currency Denominated Assets - Cash and cash equivalents	0	4
Foreign Currency Denominated Assets - Trade accounts receivable	0	0
Foreign Currency Denominated Assets - Other accounts receivable	0	0
Foreign Currency Denominated Assets - Restricted cash	0	0
Foreign Currency Denominated Assets	0	4
Foreign Currency Denominated Liabilities - Trade accounts payable and Accrued liabilities	0	0
Foreign Currency Denominated Liabilities - Other accounts payable	0	0
Foreign Currency Denominated Liabilities - Loans	0	0
Foreign Currency Denominated Liabilities - Liability and Provision for Agricultural Research Organization	0	0
Foreign Currency Denominated Liabilities - Lease liabilities	0	0
Foreign Currency Denominated Liabilities	0	0
Foreign Currency Denominated Liabilities - Derivative liability - Warrants		0
Foreign Currency Denominated Liabilities - Convertible loans		0
Denomination CAD
Foreign Currency Denominated Assets - Cash and cash equivalents	84	109
Foreign Currency Denominated Assets - Trade accounts receivable	0	0
Foreign Currency Denominated Assets - Other accounts receivable	0	0
Foreign Currency Denominated Assets - Restricted cash	0	0
Foreign Currency Denominated Assets	84	109
Foreign Currency Denominated Liabilities - Trade accounts payable and Accrued liabilities	99	79
Foreign Currency Denominated Liabilities - Other accounts payable	169	30
Foreign Currency Denominated Liabilities - Loans	532	0
Foreign Currency Denominated Liabilities - Liability and Provision for Agricultural Research Organization	0	0
Foreign Currency Denominated Liabilities - Lease liabilities	0	0
Foreign Currency Denominated Liabilities	800	109
Foreign Currency Denominated Liabilities - Derivative liability - Warrants		0
Foreign Currency Denominated Liabilities - Convertible loans		0
Denomination NIS
Foreign Currency Denominated Assets - Cash and cash equivalents	27	281
Foreign Currency Denominated Assets - Trade accounts receivable	610	474
Foreign Currency Denominated Assets - Other accounts receivable	13	17
Foreign Currency Denominated Assets - Restricted cash	360	120
Foreign Currency Denominated Assets	1,010	892
Foreign Currency Denominated Liabilities - Trade accounts payable and Accrued liabilities	2,331	1,050
Foreign Currency Denominated Liabilities - Other accounts payable	1,107	158
Foreign Currency Denominated Liabilities - Loans	0	0
Foreign Currency Denominated Liabilities - Liability and Provision for Agricultural Research Organization	2,696	2,508
Foreign Currency Denominated Liabilities - Lease liabilities	9,913	1,807
Foreign Currency Denominated Liabilities	16,047	5,523
Foreign Currency Denominated Liabilities - Derivative liability - Warrants		0
Foreign Currency Denominated Liabilities - Convertible loans		0
Denomination Total
Foreign Currency Denominated Assets - Cash and cash equivalents	2,390	5,355
Foreign Currency Denominated Assets - Trade accounts receivable	1,116	808
Foreign Currency Denominated Assets - Other accounts receivable	13	17
Foreign Currency Denominated Assets - Restricted cash	371	179
Foreign Currency Denominated Assets	3,890	6,359
Foreign Currency Denominated Liabilities - Trade accounts payable and Accrued liabilities	3,926	2,236
Foreign Currency Denominated Liabilities - Other accounts payable	2,325	1,527
Foreign Currency Denominated Liabilities - Loans	3,905	0
Foreign Currency Denominated Liabilities - Liability and Provision for Agricultural Research Organization	2,696	2,508
Foreign Currency Denominated Liabilities - Lease liabilities	9,913	1,807
Foreign Currency Denominated Liabilities	$ 22,765	29,137
Foreign Currency Denominated Liabilities - Derivative liability - Warrants		526
Foreign Currency Denominated Liabilities - Convertible loans		$ 20,533